Commitments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of Commitments
Expense arising from insurance contracts	$ 6,565	$ 164,356	$ 6,565	$ 126,376	$ 7,269	$ 139,783
Borrowings							$ 1,669,904	$ 1,488,208	$ 1,609,780
Letters Of credit facility [Member] | Bottom of range [member]
Disclosure of Commitments
Borrowings	2,900		2,900		2,900		57,855	54,781	57,043
Bachoco USA, LLC [Member]
Disclosure of Commitments
Provisions for future non-participating benefits	4,327		$ 4,327		$ 3,801		89,576	$ 81,737	$ 74,766
Bachoco USA, LLC [Member] | Health care insurance [Member]
Disclosure of Commitments
Liabilities under insurance contracts and reinsurance contracts issued	350						6,983
Bachoco USA, LLC [Member] | Workers payments insurance [Member]
Disclosure of Commitments
Liabilities under insurance contracts and reinsurance contracts issued	$ 1,000						$ 19,950